RIGHT-OF-USE ASSETS (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 198,241	$ 85,939	$ 461,358	$ 234,403
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 2,398	$ 2,398	$ 6,911	$ 7,194